UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED INVESTMENT COMPANIES

Investment Company Act file number: 811-22340

DBlaine Investment Trust.
(Exact name of registrant as specified in charter)

806 Harvest Trail, Buffalo, MN 55313
(Address of principal executive offices) (Zip code)

Registrant's Telephone Number, including Area Code:  800-628-4077

CT Corporation System
1300 Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 628-4077

Date of fiscal year end: August 31st

Date of reporting period: August 31st

Dear Shareholder:

     I am pleased to report that for the Dblaine Fund's (the “Fund”) first fiscal period ended August 31, 2010, the Class A shares of the Dblaine Fund achieved a total return of -3.50% (no sales load reflected).  In comparison, the Fund's benchmark, the S&P 500 Index (the “Index”), had a total return of -5.90% over the same period.  The Dblaine Fund outperformed the S&P 500 Index during the time period by 2.40%.  In fact, since January 1, 2010, the Fund has outperformed the Index in each of the following time periods:  1 month-  +1.69%;  3 months-  +3.07%;  6 months-   +1.12%.  Also, in terms of risk in comparison,  the Dblaine Fund registered a standard deviation of 18.72% for the period, compared to 19.44% for the S&P 500. Because the Fund is only 8 months old, other risk measures will be included in future reports as a comparison to the Index as the Fund gains performance history.

     Performance is the main focus of the Dblaine investment strategy.  We utilize research that is centered on a bottom-up strategy and focus on fundamentals, using a combination of quantitative screens and strategic analysis. Our philosophy at Dblaine is that stock values determine macro events.

The single most important factor that helped the Fund outperform the Index through August 31, 2010 was the Fund's neutral portfolio allocation through June 15, 2010.  During this period, most of the stocks held by the Fund were selected by utilizing the more conservative strategy portion of our proprietary portfolio management process, which includes investing in large cap stocks with capitalizations of over 5 billion. At the beginning of the period, our proprietary measurement of average intrinsic value for all stocks in our data base pointed toward a market that was neutral.  Accordingly, we invested the Fund in a neutral mix of stocks.  The measurement turned slightly negative by March of 2010, but by June 15 had turned very bullish.  As a result, we rebalanced the Fund's portfolio to include more growth orientated securities that are part of our strategy analysis.  It was this rebalancing that accounted for the Fund's relative outperformance by August 31, 2010.  Negatively affecting the Fund was the volatility of the market.  There seems to be an ongoing tug of war between those who believe the next great depression is around the corner and those that believe higher growth will result and inflation will be the market's next concern.  Our own research suggests that the economy and markets are headed for much better news, and we are positioned for that scenario to unfold.  Should we be incorrect, the Fund's positions in technology and materials would be the most likely to underperform.

     Our current bullish opinion of the markets ahead is the result of over 30 years of research into the measurement of the average intrinsic value of the stock market.  Our valuation models are suggesting that the significant drop in the 10 year corporate bond rate will result in improving cash flow and reduction of debt, with a resulting increase in overall average return on equity.  With stock prices low and future valuations high, we believe prices will move higher to reflect the better than anticipated financials of stocks.  Sectors like technology, materials, and energy are still priced at recession levels and should benefit from an improving economy.  Though nothing moves in a straight line, and there will be challenges ahead, concentrating on the “stock value first” Dblaine believes will be rewarding for investors in the Fund over the next year.

Thank you for your support during our first fiscal period.  We hope to be able to report many more years of good news.

David B. Welliver

Chief Investment Strategist/ Portfolio Manager

Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-628-4077. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-628-4077                          .

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of August 31, 2010 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definition
S&P 500 index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.

[graph goes here]

Class A Shares

Return Since Inception
12-31-09 to 8-31-10*
Dblaine Fund maximum sales load reflected	(8.33%)
Dblaine Fund no sales load reflected	(3.50%)
S&P 500	(5.90%)

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

S&P's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of
500 stocks representing all major industries. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.

[chart goes here]

DBLAINE FUND SCHEDULE OF INVESTMENTS August 31, 2010
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	87.67%

	CONSUMER DISCRETIONARY	12.53%
329	Coach, Inc.		$ 11,791
154	DIRECTV Class A*		5,840
292	The McGraw-Hill Companies, Inc.		8,074
138	McDonald's Corp.		10,082
177	Gannett Co.		2,140
			37,927

	CONSUMER STAPLE	11.07%
176	Diageo PLC		11,528
584	Altria Group, Inc.		13,035
139	Kimberly-Clark Corp.		8,952
			33,515

	ENERGY	13.77%
50	CNOOC Limited ADR		8,491
366	Encana Corp.		10,061
380	Noble Corp.		11,826
213	Royal Dutch Shell PLC		11,300
			41,678

	FINANCIAL	10.16%
267	Aflac, Inc.		12,616
100	Franklin Resources		9,651
176	Bank of Nova Scotia		8,480
			30,747

	HEALTH CARE	1.44%
130	Eli Lilly & Co		4,363

	INDUSTRIALS	3.94%
250	TriMas Corp.*		3,222
90	Caterpillar Inc.		5,864
36	3M Co.		2,828
			11,914

	INFORMATION TECH	23.54%
115	International Business Machines Corp.		$ 14,171
37	Apple Inc.*		9,005
182	Cognizant Technology Solutions Corp.*		10,484
428	Texas Instruments Inc.		9,857
1,404	Motorola, Inc.*		10,572
354	Oracle Corp.		7,745
21	Google, Inc. Class A*		9,450
			71,284

	MATERIALS	10.30%
779	Companhia Siderurgica Nacional S.A. ADR		12,036
133	Freeport McMoran Copper & Gold, Inc.		9,573
317	Southern Copper Corp		9,586
			31,195

	TELECOM	0.92%
187	Vimple Com Ltd. ADR*		2,796

	TOTAL COMMON STOCKS	87.67%	265,419
	(Cost: $267,685)

	CASH EQUIVALENTS	2.31%
7,006	Fidelity Institutional Money Market Fund 0.32%**
	(Cost: $7,006)		7,006

	TOTAL INVESTMENTS:
	(Cost: $274,691)	89.98%	$ 272,425
	Other assets, net of liabilities	10.02%	30,333
	NET ASSETS	100.00%	$ 302,758

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related statement of assets and liabilities)

**Effective 7 day yield as of August 31, 2010.

See Notes to Financial Statements

DBLAINE FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2010

ASSETS
Investments at fair value (identified cost of $274,691) (Note 1)	$ 272,425
Dividends and interest receivable	550
Due from advisor	31,263
Prepaid expenses	9,774
TOTAL ASSETS	314,012

LIABILITIES
Bank overdraft	1,947
Accrued 12b-1 fees, Class A	365
Accrued accounting and transfer agent fees	4,219
Accrued custody fees	1,609
Accrued trustee fees	1,667
Accrued distribution fees	1,447

TOTAL LIABILITIES	11,254

NET ASSETS	$ 302,758

Net Assets Consist of:
Paid-in-capital applicable to 31,371 no par value shares of
beneficial interest outstanding	$ 303,500
Accumulated undistributed net investment income (loss)	2,915
Accumulated net realized gain (loss) on investments	(1,391)
Net unrealized appreciation (depreciation) of investments	(2,266)
Net Assets	$ 302,758

NET ASSET VALUE PER SHARE
Class A
($302,758 / 31,371 shares outstanding)	$ 9.65

MAXIMUM OFFERING PRICE PER SHARE ($9.65 X 100/95)	$ 10.16

MINIMUM REDEMPTION PRICE PER SHARE ($9.65 X .99)	$ 9.55

See Notes to Financial Statements

DBLAINE FUND
STATEMENT OF OPERATIONS

For the period December 31, 2009* through August 31, 2010

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $48)	$ 2,895
Interest	20
Total investment income	2,915

EXPENSES
Investment management fees (Note 2)	950
12b-1 fees (Note 2)	365
Accounting fees (Note 2)	4,246
Custody fees	5,017
Transfer agent fees (Note 2)	9,228
Professional fees	12,747
Filing and registration fees (Note 2)	700
Trustee fees	6,667
Compliance fees	14,781
Distribution fees	2,039
Other	12,801
Total expenses	69,541
Fee waivers and reimbursed expenses (Note 2)	(69,541)
Net Expenses	-

Net investment income (loss)	2,915

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,391)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(2,266)
Net realized and unrealized gain (loss) on investments	(3,657)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (742)

*Commencement of operations.

See Notes to Financial Statements

DBLAINE FUND
STATEMENT OF CHANGES IN NET ASSETS
For the period December 31, 2009* through August 31, 2010

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ 2,915
Net realized gain (loss) on investments	(1,391)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(2,266)
Increase (decrease) in net assets from operations	(742)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	406,900
Shares redeemed	(103,400)
Increase (decrease) in net assets from capital stock transactions	303,500

NET ASSETS
Increase (decrease) during period	302,758
Beginning of period	-
End of period (including undistributed net investment income of $2,915)	$ 302,758

*Commencement of operations.

See Notes to Financial Statements

DBLAINE FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A
	Period
	December 31, 2009*
	through
	August 31, 2010 (1)

Net asset value, beginning of period	$ 10.00

Investment activities
Net investment income (loss)	0.13
Net realized and unrealized gain (loss)
on investments	(0.48)
Total from investment activities	(0.35)

Net asset value, end of period	$ 9.65

Total Return	(3.50%)	**
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses,net	0.00%	***
Net investment income (loss)	1.99%	***
Portfolio turnover rate	162.39%
Net assets, end of period (000's)	$ 303

(1) Per share amounts calculated using the average share method.

* Commencement of operations.
** Not annualized.
***Annualized

(A) Voluntary fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 47.41% for the period ended August 31, 2010.

See Notes to Financial Statements

DBLAINE FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2010

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dblaine Fund (the “Fund”) is a diversified series of the Dblaine Investment Trust (“DIT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company.  DIT was organized as an Ohio business trust on September 28, 2009 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes.   The Fund commenced operations December 31, 2009 as a series of DIT.  The Fund currently offers two classes of shares:  Class A and Class C.  Each class of shares has equal rights as to earnings and assets except as described in section “Class Net Asset Value and Expenses” included in this note.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  During the period December 31, 2009 to August 31, 2010, there were no Class C shares outstanding.

The Fund seeks to provide growth and income.  Under normal circumstances, the Fund invests primarily in equity securities of U.S. and foreign issuers that are trading below what the advisor has determined to be the Fair value for the security.  Equity securities are generally defined as common stock, preferred stock, American depositary receipts (“ADR”) or other similar receipts that represent ownership in the securities of foreign issuers.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s assets are generally valued at their market value using market quotations, unless market quotes are unavailable. The Fund may use pricing services to determine market value. If market prices are not readily available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Fund will invest in underlying funds. The Fund’s NAV is calculated based, in part, upon the market prices of the underlying funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be purchased or redeemed.

 The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2010:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 265,419	$ -	$ -	$ 265,419
Cash Equivalents	7,006	-	-	7,006
	$ 272,425	$ -	$ -	$ 272,425

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry. The Fund held no Level 3 securities at any time during the period.

Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for the open tax year, 2010, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.  During the period ended August 31, 2010, the fund did not incur any interest or penalties.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share.  For the period ended August 31, 2010, there were no reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Each class bears different distribution expenses.  Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.  Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

The Fund currently offers two classes of shares.  Class A shares include a maximum front-end sales charge of 5.00% and a redemption fee of 1% on the proceeds of certain redemptions of Class A shares made within 30 days.  Class A shares may be purchased without a front-end sales charge in amounts of $5,000,000 or more.  Purchases of $5,000,000 or more may be subject to a contingent deferred sales charge on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on those shares redeemed.  Class C shares include a redemption fee of 1% on the proceeds of Class C shares redeemed within 30 days of purchase.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Dblaine Capital, LLC (“Advisor”) provides investment advisory services for an annual fee of 0.60% of average daily net assets.  The Advisor manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the period ended August 31, 2010, the Advisor earned and waived $950 in advisory fees and reimbursed expenses of $68,591.  As of August 31, 2010, the Fund was due $31,263 from the Advisor.

In the interest of limiting the operating expenses of the Fund, the Advisor has voluntarily agreed to waive its management fees and/or make payments to limit Fund expenses for the period December 31, 2009 through August 31, 2010 so that the expenses are zero.  Effective September 22, 2010, the Advisor has contractually agreed to waive its management fees and/or make payments to limit Fund expenses, until September 30, 2011, so that the total annual operating expenses (excluding brokerage costs; borrowing costs such as interest and dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses) of the Fund do not exceed 1.25% of average Fund assets attributable to Class A shares and 2.00% of average Fund assets attributable to Class C shares.  Waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below these respective limits within three years of when the amounts were waived or recouped.  As of August 31, 2010, there were no recoverable reimbursements.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A shares may pay for activities which are primarily intended to result in the sale of the Fund’s Class A shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Class A average daily net assets.  For the period ended August 31, 2010, there were $365 of 12b-1 fees incurred by Class A shares.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period ended August 31, 2010 aggregated $610,975 and $341,852, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.    For the period ended August 31, 2010*, there were no distributions.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

                                         Period ended
    August 31, 2010*

Ordinary income                                                                                                        $       2,915
Unrealized appreciation (depreciation) of investments                                                      (3,657)
                               $        (742)

                 *Commencement of operations was December 31, 2009.

The difference between components of distributable earnings on a book and tax basis is attributable primarily to the deferral of losses on wash sales and post – October losses.

Cost of securities for Federal Income tax purposes is $276,082 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                                           $    7,798
Gross unrealized depreciation                                                                             (11,455)
Net unrealized appreciation (depreciation)                                                      $  (3,657)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares Period ended August 31, 2010*
	Shares	Value
Shares sold	41,371	$406,900
Shares redeemed	(10,000)	(103,400)
Net increase (decrease)	31,371	$303,500

*Commencement of operations was December 31, 2009.

NOTE 6 –SHAREHOLDER CONCENTRATIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of August 31, 2010, an affiliate of the Advisor owned 32.96% and two others owned 35.35% and 31.69%, respectively, and as a result, are deemed to control the Fund.

NOTE 7 – SUBSEQUENT EVENT

           On May 5, 2010, the Board approved the Plan of Merger and Reorganization (the “Plan”) dated August 6, 2010 between the Fund and the Bryce Capital Funds whereby substantially all of the assets and stated liabilities of the Bryce Capital Funds will transfer to the Dblaine Fund.  Bryce Capital Fund shareholders will receive shares of the Fund in exchange for their Bryce Capital Fund shares.  No gain or loss for federal income tax purposes will be recognized on the exchange.  The actual exchange is subject to a vote by the shareholders.  The reorganization is expected to occur in November, 2010.

SUPPLEMENTAL INFORMATION (unaudited)
Dblaine Investment Trust (the “Trust”)

Information pertaining to the trustees and officers of the Fund is set forth below.  The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment Advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).  The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 628-4077.

Name, Address and Year Born	Position(s) Held with the Trust and Tenure	Number of Funds in Trust Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Trustee or Officer and Number of Funds in the Complex Overseen
Interested Trustees:
* David B. Welliver c/o Dblaine Capital, LLC, 806 Harvest Trail, Buffalo, MN 55313 (1960)	Interested Trustee, since September, 2009	1
Chief Investment Officer,  Dblaine Capital, LLC; since 2005, President, Treasurer, and Secretary, Dblaine Investment Trust; since September, 2009.  Chief Compliance Officer, Dblaine Investment Trust; September 2009 to November 2009.  Independent Investment Consultant 1997 to 2005.

				None
*Dawn Howe c/o Dblaine Capital, LLC, 806 Harvest Trail, Buffalo, MN 55313 (1957)	Interested Trustee, since November, 2009	1	North Memorial Health Center; since 2003.	None
Independent Trustees:
Michael Ganley c/o Dblaine Capital, LLC, 806 Harvest Trail, Buffalo, MN 55313 (1945)	Independent Trustee, since November, 2009	1	Retired since 2009. Police officer, city Minneapolis, MN; 1971 to 2009	None

Interested Trustees (continued):
Mary Cincotta c/o Dblaine Capital, LLC, 806 Harvest Trail, Buffalo, MN 55313 (1965)	Independent Trustee, since November, 2009	1	Attorney, Law offices of Richard D. Goff; since 2002.	None
Mark Hengesteg c/o Dblaine Capital, LLC, 806 Harvest Trail, Buffalo, MN 55313 (1951)	Independent Trustee, since November, 2009	1	Senior Managing Director, RBC; 1997 to 2009.	None
Erin Roth c/o Dblaine Capital, LLC, 806 Harvest Trail, Buffalo, MN 55313 (1957)	Independent Trustee, since November, 2009	1	Executive Director, American Petroleum Institute; since 1992.	None
Officers:
David D. Jones, Esq. 719 Sawdust Road, Suite 113 The Woodlands, TX 77380 (1957)	Chief Compliance Officer since November, 2009	1	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.

SUPPLEMENTAL INFORMATON (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-628-4077 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-628-4077 or on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DBLAINE FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of cost:  (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or redemption fees on certain redemptions made within 30 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2010 and held for the six months ended August 31, 2010.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees on certain redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

CLASS A	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 through August 31, 2010
Actual	$1,000	$970.82	$0.00
Hypothetical (5% return before expenses)	$1,000	$1,02500	$0.00

*  Expenses are equal to the Fund’s annualized expense ratio of 0.00% , multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

ITEM 2.  CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)
There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)
At this time, the registrant believes that the collective experience provided by the members of the audit  committee  together  offer the  registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $12,000 for 2010 and $0 for 2009.

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2010 and $0 for 2009.

(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2010 and $0 for 2009.

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2010 and $0 for 2009.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter,  the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal accountant  to  the Fund.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)            NA

(c)           100%

(d)           NA

(f)
The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2010 and $0 for 2009.

(h)	Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

 Schedule filed under Item 1 of the Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)
There  were no  changes  in the  registrant's  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period  covered by the report that has materially affected or is reasonably likely to  materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): DBlaine Investment Trust

By:       /s/ David Welliver
       David Welliver
  President and Principal Executive Officer

Date:              November 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ David Welliver
       David Welliver
President and Principal Executive Officer,
DBlaine Investment Trust

Date:              November 12, 2010

By:   /s/ David Welliver
David Welliver
Principal Financial Officer,
DBlaine Investment Trust

Date:              November 12, 2010